Cover	Jan. 10, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 10, 2024
Entity Registrant Name	APOGEE ENTERPRISES, INC.
Entity Incorporation, State or Country Code	MN
Entity File Number	0-6365
Entity Tax Identification Number	41-0919654
Entity Address, Address Line One	4400 West 78th Street - Suite 520
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55435
Entity Address, City or Town	Minneapolis
City Area Code	952
Local Phone Number	835-1874
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.33 1/3 Par Value
Trading Symbol	APOG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000006845